UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   10/31

Date of reporting period:  7/31/16

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, July 31, 2016 (unaudited)
Templeton Foreign Smaller Companies Fund
	Industry	Shares	Value

Common Stocks 94.7%
Austria 0.7%
Wienerberger AG	Construction Materials	43,790	$675,338
Belgium 1.3%
Ontex Group NV	Personal Products	34,740	1,254,199
Brazil 2.0%
Grendene SA	Textiles, Apparel & Luxury Goods	178,100	944,701
M Dias Branco SA	Food Products	28,300	1,026,074
			1,970,775
Canada 6.7%
Badger Daylighting Ltd	Construction & Engineering	79,500	1,250,644
Dorel Industries Inc., B.	Household Durables	22,900	660,982
Enerflex Ltd	Energy Equipment & Services	57,600	504,287
Genworth MI Canada Inc	Thrifts & Mortgage Finance	20,700	553,365
HudBay Minerals Inc	Metals & Mining	176,630	881,525
Laurentian Bank of Canada	Banks	18,220	676,196
Mullen Group Ltd	Energy Equipment & Services	84,900	1,021,872
Precision Drilling Corp	Energy Equipment & Services	114,500	488,934
Russel Metals Inc	Trading Companies & Distributors	30,700	555,443
			6,593,248
China 5.5%
China ZhengTong Auto Services Holdings Ltd	Specialty Retail	1,164,500	474,338
Goodbaby International Holdings Ltd	Leisure Products	1,623,000	742,691
Greatview Aseptic Packaging Co. Ltd	Containers & Packaging	1,384,000	717,173
Haier Electronics Group Co. Ltd	Household Durables	339,000	568,074
Minth Group Ltd	Auto Components	494,000	1,598,314
Xtep International Holdings Ltd	Textiles, Apparel & Luxury Goods	1,374,000	706,677
Yingde Gases Group Co. Ltd	Chemicals	1,592,000	566,387
			5,373,654
Colombia 0.9%
[a] Gran Tierra Energy Inc	Oil, Gas & Consumable Fuels	263,500	731,271
[a,b] Gran Tierra Energy Inc. 144A	Oil, Gas & Consumable Fuels	57,800	152,570
			883,841
Finland 3.9%
Amer Sports OYJ	Leisure Products	68,340	1,938,356
Huhtamaki OYJ	Containers & Packaging	44,090	1,935,928
			3,874,284
Germany 6.8%
Gerresheimer AG	Life Sciences Tools & Services	23,200	1,990,428
Grand City Properties SA	Real Estate Management & Development	74,450	1,655,712
Jenoptik AG	Electronic Equipment, Instruments
	& Components	66,880	1,145,043
Rational AG	Machinery	3,970	1,919,749
			6,710,932
Hong Kong 6.7%
EVA Precision Industrial Holdings Ltd	Machinery	2,845,800	242,108
Luk Fook Holdings (International) Ltd	Specialty Retail	401,000	1,018,291
Techtronic Industries Co. Ltd	Household Durables	445,790	1,887,675
Value Partners Group Ltd	Capital Markets	1,417,700	1,193,326
Vinda International Holdings Ltd	Household Products	277,000	535,590

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Hong Kong (continued)
VTech Holdings Ltd	Communications Equipment	159,600	$1,735,319
			6,612,309
India 2.6%
Dewan Housing Finance Corp. Ltd	Thrifts & Mortgage Finance	278,819	933,649
LIC Housing Finance Ltd	Thrifts & Mortgage Finance	201,535	1,572,248
			2,505,897
Indonesia 0.7%
[a,c] Sakari Resources Ltd	Metals & Mining	1,342,000	667,094
Italy 2.4%
Azimut Holding SpA.	Capital Markets	27,119	426,114
Interpump Group SpA	Machinery	116,203	1,880,412
			2,306,526
Japan 17.8%
Anritsu Corp	Electronic Equipment, Instruments
	& Components	94,300	554,244
Asics Corp	Textiles, Apparel & Luxury Goods	85,500	1,593,834
Capcom Co. Ltd	Software	25,900	533,806
Daibiru Corp	Real Estate Management & Development	88,000	857,717
Descente Ltd	Textiles, Apparel & Luxury Goods	75,500	850,517
Dowa Holdings Co. Ltd.	Metals & Mining	164,000	875,545
Fuji Oil Holdings Inc	Food Products	49,600	1,094,664
Keihin Corp	Auto Components	54,100	862,759
Kobayashi Pharmaceutical Co. Ltd	Personal Products	42,258	2,022,142
Koshidaka Holdings Co. Ltd	Hotels, Restaurants & Leisure	33,900	687,066
KYB Corp	Auto Components	111,000	401,224
MEITEC Corp	Professional Services	44,600	1,500,720
Nachi-Fujikoshi Corp	Machinery	232,000	770,417
Square Enix Holdings Co. Ltd	Software	22,300	702,302
Sumitomo Rubber Industries Ltd	Auto Components	114,800	1,646,346
Tsugami Corp	Machinery	144,000	623,480
Tsumura & Co	Pharmaceuticals	68,500	1,952,637
			17,529,420
Luxembourg 1.0%
[a] Stabilus SA	Machinery	19,310	1,010,155
Netherlands 4.8%
Aalberts Industries NV	Machinery	58,697	1,947,898
Arcadis NV	Construction & Engineering	90,620	1,212,737
[d] Refresco Group NV, Reg S	Beverages	100,038	1,561,252
			4,721,887
Philippines 0.7%
Vista Land & Lifescapes Inc	Real Estate Management & Development	5,540,300	706,746
Poland 0.6%
CCC SA	Textiles, Apparel & Luxury Goods	13,010	593,298
South Korea 6.2%
BNK Financial Group Inc	Banks	117,243	928,555
DGB Financial Group Inc	Banks	154,976	1,255,261
Hanon Systems	Auto Components	52,712	542,575
[a] Hyundai Mipo Dockyard Co. Ltd	Machinery	9,649	697,402
KIWOOM Securities Co. Ltd	Capital Markets	14,909	1,060,156

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TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
Korea Investment Holdings Co. Ltd	Capital Markets	28,424	$1,198,403
Youngone Corp	Textiles, Apparel & Luxury Goods	13,969	445,171
			6,127,523
Spain 2.0%
Construcciones y Auxiliar de Ferrocarriles SA.	Machinery	2,896	1,054,913
Tecnicas Reunidas SA	Energy Equipment & Services	28,868	892,190
			1,947,103
Sweden 2.4%
Cloetta AB, B	Food Products	155,690	567,481
[d] The Thule Group AB, Reg S	Leisure Products	114,320	1,833,036
			2,400,517
Switzerland 4.6%
[a] Basilea Pharmaceutica AG	Biotechnology	5,910	430,810
Bucher Industries AG.	Machinery	4,980	1,236,779
Logitech International SA	Technology Hardware, Storage & Peripherals	52,080	1,044,204
Vontobel Holding AG	Capital Markets	39,120	1,802,216
			4,514,009
Taiwan 4.1%
Casetek Holdings Ltd	Technology Hardware, Storage & Peripherals	156,000	629,991
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	515,938	1,279,326
Simplo Technology Co. Ltd	Electronic Equipment, Instruments
	& Components	222,000	784,896
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	670,000	1,374,974
			4,069,187
Thailand 1.6%
Tisco Financial Group PCL, fgn	Banks	994,800	1,550,579
United Kingdom 8.7%
Bellway PLC	Household Durables	14,598	404,788
Bovis Homes Group PLC	Household Durables	38,370	415,484
Devro PLC	Food Products	168,272	631,115
DFS Furniture PLC	Household Durables	263,830	750,423
Dignity PLC	Diversified Consumer Services	28,815	1,028,880
Foxtons Group PLC	Real Estate Management & Development	342,924	499,038
JRP Group PLC	Insurance	690,306	967,121
Laird PLC	Electronic Equipment, Instruments
	& Components	225,851	876,350
[a] LivaNova PLC	Health Care Equipment & Supplies	18,536	964,799
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	92,751	879,181
SIG PLC.	Trading Companies & Distributors	447,382	624,417
[a] Vectura Group PLC	Pharmaceuticals	267,270	526,488
			8,568,084
Total Common Stocks (Cost $87,780,318)			93,166,605

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TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares	Value
Preferred Stocks (Cost $777,898) 0.9%
Brazil 0.9%
[e] Alpargatas SA, 5.30%, pfd	Textiles, Apparel & Luxury Goods	262,600	$931,852
Total Investments before Short Term
Investments (Cost $88,558,216)			94,098,457

		Principal
		Amount
Short Term Investments 3.6%
U.S. Government and Agency Securities 3.6%
United States 3.6%
[f] Farmer Mac Discount Note, 8/01/16		$2,100,000	2,100,000
[f] FHLMC, 8/01/16		1,400,000	1,400,000
Total Investments (Cost $92,058,196) 99.2%			97,598,457
Other Assets, less Liabilities 0.8%			808,263
Net Assets 100.0%			$98,406,720

See Abbreviations on page 8.

aNon-income producing.
bSee Note 5 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2016, the aggregate value of these securities was $3,394,288, representing 3.4% of net assets.
eVariable rate security. The rate shown represents the yield at period end.
fThe security was issued on a discount basis with no stated coupon rate.

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statement of Investments (unaudited)

Templeton Foreign Smaller Companies Fund

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of six separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Foreign Smaller Companies Fund (Fund) is included in this report.

Effective March 21, 2016, the Fund reorganized from a series of Franklin Templeton International Trust into a new series of the Trust.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At July 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$94,097,167

Unrealized appreciation	$19,644,856
Unrealized depreciation	(16,143,566)
Net unrealized appreciation (depreciation)	$3,501,290

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. RESTRICTED SECURITIES

At July 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value

57,800	Gran Tierra Energy Inc. 144A (Value is 0.2% of Net Assets)	6/30/16	$173,400	$152,570

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TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:
Colombia	$731,271	$—	$152,570	$883,841
Indonesia	—	—	667,094	667,094
All Other Equity Investments[a,b]	92,547,522	—	—	92,547,522
Short Term Investments	—	3,500,000	—	3,500,000
Total Investments in Securities	$93,278,793	$3,500,000	$819,664	$97,598,457

aFor detailed categories, see the accompanying Statement of Investments.

 bIncludes common and preferred stocks.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended July 31, 2016, is as follows:

										Net Change in
										Unrealized
							Net			Appreciation
	Balance at			Transfers	Transfers		Realized	Net Unrealized	Balance	(Depreciation) on
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End	Assets Held at Period
	Period	Purchases	Sales	Level 3	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	End

Assets:
Investments in Securities:
Equity Investments:[a]
Colombia	$—	$173,400	$—	$—	$—	$—	$—	$(20,830)	$152,570	$(20,830)
Indonesia	943,112	—	—	—	—	—	—	(276,018)	667,094	(276,018)
Total	$943,112	$173,400	$—	$—	$—	$—	$—	$(296,848)	$819,664	$(296,848)

[a]Includes common and preferred stocks as well as other equity investments.

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TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2016, are as follows:

				Impact to Fair
	Fair Value at			Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount Increases[a]
Assets:
Investments in Securities:
			Discount for lack of
Colombia	$152,570	Market Comparables	marketability	5% Decrease
			Discount for lack of
Indonesia	667,094	Market Comparables	marketability	13% Decrease
Total	$819,664

aRepresents the directional change in the fair value of the Level 3 investments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
FHLMC	Federal Home Loan Mortgage Corp.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By  /s/LAURA F. FERGERSON___

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/LAURA F. FERGERSON___

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date September 26, 2016

By    MARK H. OTANI_________

      Mark H. Otani

      Chief Financial Officer and

   Chief Accounting Officer

Date September 26, 2016